Document and Entity Information	12 Months Ended
Jun. 11, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 11, 2013
Registrant Name	FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Central Index Key	0000866700
Amendment Flag	false
Document Creation Date	Jun. 11, 2013
Document Effective Date	Jun. 11, 2013
Prospectus Date	Jun. 11, 2013